Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases
Schedule of future aggregate minimum lease non-cancellable operating leases
	06.30.2023	06.30.2022	06.30.2021
No later than 1 year	3,004	2,277	1,955
Later than 1 year and not later than 5 years	4,188	15,343	7,239
More than 5 years	3,714	-	3,602
	10,906	17,620	12,796
	06.30.2023	06.30.2022	06.30.2021
No later than 1 year	12,065	6,394	14,618
Later than 1 year and not later than 5 years	12,017	16,682	29,243
More than 5 years	578	3,005	8,013
	24,660	26,081	51,874
	06.30.2023	06.30.2022	06.30.2021
No later than 1 year	528	319	524
Later than 1 year and not later than 5 years	1,301	554	908
More than 5 years	20	-	-
	1,849	873	1,432